Note 6 - Loans (Detail) - Credit Quality Indicators (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable	$ 963,762	$ 983,909
Pass [Member] | Commercial and Industrial [Member]
Financing Receivable	133,844	122,812
Pass [Member] | Commercial Real Estate Loans [Member]
Financing Receivable	373,527	373,320
Watch Loan [Member] | Commercial and Industrial [Member]
Financing Receivable	5,375	19,542
Watch Loan [Member] | Commercial Real Estate Loans [Member]
Financing Receivable	50,741	56,571
Special Mention [Member] | Commercial and Industrial [Member]
Financing Receivable	5,433	7,878
Special Mention [Member] | Commercial Real Estate Loans [Member]
Financing Receivable	18,119	21,155
Substandard [Member] | Commercial and Industrial [Member]
Financing Receivable	1,879	2,928
Substandard [Member] | Commercial Real Estate Loans [Member]
Financing Receivable	9,664	5,686
Impaired Restructured and Accruing Loans [Member] | Commercial and Industrial [Member]
Financing Receivable	3,230	3,562
Impaired Restructured and Accruing Loans [Member] | Commercial Real Estate Loans [Member]
Financing Receivable	12,113	10,652
Impaired Restructured and Accruing Loans [Member] | First Lien Residential Mortgage Loans [Member]
Financing Receivable	4,953	4,425
Impaired Restructured and Accruing Loans [Member] | Junior Lein Residential Mortgage Loans [Member]
Financing Receivable	235	278
Impaired Restructured and Accruing Loans [Member] | Consumer Loans [Member]
Financing Receivable	191	210
Impaired Nonaccrual Loans [Member] | Commercial and Industrial [Member]
Financing Receivable	447	1,771
Impaired Nonaccrual Loans [Member] | Commercial Real Estate Loans [Member]
Financing Receivable	8,429	15,336
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable	25	0
Performing Financing Receivable [Member] | First Lien Residential Mortgage Loans [Member]
Financing Receivable	202,342	199,117
Performing Financing Receivable [Member] | Junior Lein Residential Mortgage Loans [Member]
Financing Receivable	58,089	66,169
Performing Financing Receivable [Member] | Consumer Loans [Member]
Financing Receivable	67,178	64,075
Loans more than 60 days past due [Member] | First Lien Residential Mortgage Loans [Member]
Financing Receivable	1,046	2,203
Loans more than 60 days past due [Member] | Junior Lein Residential Mortgage Loans [Member]
Financing Receivable	96	328
Loans more than 60 days past due [Member] | Consumer Loans [Member]
Financing Receivable	39	239
Nonaccrual loans [Member] | First Lien Residential Mortgage Loans [Member]
Financing Receivable	6,038	5,374
Nonaccrual loans [Member] | Junior Lein Residential Mortgage Loans [Member]
Financing Receivable	328	278
Nonaccrual loans [Member] | Consumer Loans [Member]
Financing Receivable	401	0
Commercial and Industrial [Member]
Financing Receivable	150,208	158,493
Commercial Real Estate Loans [Member]
Financing Receivable	472,618	482,720
First Lien Residential Mortgage Loans [Member]
Financing Receivable	214,379	211,119
Junior Lein Residential Mortgage Loans [Member]
Financing Receivable	58,748	67,053
Consumer Loans [Member]
Financing Receivable	$ 67,809	$ 64,524